Commitments and Contingent Liabilities (Details) - Fair Value Guarantee [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingent Liabilities [Line Items]
Guaranteed value of third-parties assets	$ 4,186,284	$ 3,958,847
Fair value of collateral supporting these assets	3,912,881	3,543,500
Asset (liability) associated with guarantee, carried at fair value	$ 0	$ 111